Discontinued Operations - Schedule of the Carrying Amounts of Major Classes of Assets and Liabilities of the Company Classified as Discontinued Operations (Details) - Discontinued Operations [Member] - USD ($)
	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Sep. 30, 2023
Schedule of the Carrying Amounts of Major Classes of Assets and Liabilities of the Company Classified as Discontinued Operations [Line Items]
Cash	$ 14,533	$ 148,679	$ 3,305	$ 11,470
Customer custodial funds	1,260,839	811,265	31,781	672,500
Customer digital currency assets	813,165	22,930	615,362
Due from affiliates		50,768	35,046	2,039,274
Notes receivable, related parties, net				162,820
Other classes of current assets that are not major		55,410	35,756	26,644
TOTAL CURRENT ASSETS	2,127,120	1,089,052	721,250	2,912,708
Other classes of non-current assets that are not major	11,646	14,887	19,290	33,000
TOTAL ASSETS	2,138,766	1,103,939	740,540	2,945,708
Accounts payable	526,045	504,249	448,307	138,666
Customer custodial cash liabilities	2,221,182	972,941	827,589	1,443,011
Customer digital currency liabilities	9,057	10,514	23,605
Due to affiliates	515,406	479,608	537,053	5,552,931
Loan payable, related parties, current	704,043	682,875	720,515
Interest payable, related parties, current	245,008	203,755	169,052
Accrued expenses and other current liabilities		308,567	357,835	208,228
TOTAL CURRENT LIABILITIES	4,435,236	3,162,509	3,083,956	7,342,836
Loan payable – related parties, net of current portion	17,906	17,368	26,362	150,619
Interest payable – related parties, net of current portion			2,474	1,208
TOTAL LIABILITIES	$ 4,453,142	$ 3,179,877	$ 3,112,792	$ 7,494,663